Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000070253
Average Annual Return [Line Items]
Average Annual Return, Percent	1.15%	0.58%		2.82%
Without Sales Load [Member] | C000070254
Average Annual Return [Line Items]
Average Annual Return, Percent	0.93%	0.37%		2.64%
Without Sales Load [Member] | C000177202
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%	0.79%	3.43%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.25%	11.34%		10.34%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.25%	11.34%		10.34%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.25%	11.34%	12.19%
FTSE EPRA Nareit Developed Index Net TRI
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)		2.23%
FTSE EPRA Nareit Developed Index Net TRI
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)		2.23%
FTSE EPRA Nareit Developed Index Net TRI
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)	2.66%